Rights of use of assets	12 Months Ended
Jun. 30, 2023
Rights of use of assets
13. Rights of use of assets

13. Rights of use of assets

Below is the composition of the rights of use of the Group´s assets as of June 30, 2023 and June 30, 2022:

	06.30.2023	06.30.2022
Farmland	15,235	11,639
Convention center	2,478	2,638
Offices, shopping malls and other buildings	457	37
Machinery and equipment	202	166
Others	367	171
Right-of-use assets	18,739	14,651
Non-current	18,739	14,651
Total	18,739	14,651

Changes in the Group´s rights of use during the fiscal year ended June 30, 2023 and June 30, 2022, were as follows:

	06.30.2023	06.30.2022
Beginning of the year	14,651	15,049
Additions	8,433	4,678
Disposals	(3)	-
Depreciation charges	(6,350)	(4,809)
Currency translation adjustment	827	(1,401)
Valorization	1,181	1,134
End of the year	18,739	14,651

Depreciation charge for rights of use is detailed below:

	06.30.2023	06.30.2022
Farmland	5,890	4,391
Convention center	160	178
Offices, shopping malls and other buildings	2	2
Machinery and equipment	113	116
Others	185	122
Depreciation charge of right-of-use assets (i)	6,350	4,809

(i)

Amortization charge was recognized in the amount of ARS 267 and ARS 183 under "Costs", in the amount of ARS 26 and ARS 5 under "General and administrative expenses" and ARS 59 and ARS 10 under "Selling expenses" as of June 30, 2023 and 2022, respectively in the Statement of Income and Other Comprehensive Income (Note 27) and ARS 5,998 and ARS 4,611 were capitalized as part of biological assets’ cost.

Other charges to income related to rights of use were as follows:

	06.30.2023	06.30.2022
Lease liabilities interest	(651)	(630)
Results from short-term leases	(184)	(144)
Results from variable leases not recognized as lease liabilities	(834)	(912)